Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$184,458,505.98	0.4754085	$165,155,497.22	0.4256585	$19,303,008.76
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$317,528,505.98	0.2716078	$298,225,497.22	0.2550964	$19,303,008.76

Weighted Avg. Coupon (WAC)	3.02%		3.02%
Weighted Avg. Remaining Maturity (WARM)	31.23		30.37
Pool Receivables Balance	$367,412,577.49		$347,525,907.95
Remaining Number of Receivables	37,105		36,165

Adjusted Pool Balance	$358,296,751.45		$338,993,742.69

III. COLLECTIONS

Principal:
Principal Collections	$19,077,423.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$420,650.27
Total Principal Collections	$19,498,073.59

Interest:
Interest Collections	$900,847.63
Late Fees & Other Charges	$47,844.79
Interest on Repurchase Principal	$-
Total Interest Collections	$948,692.42

Collection Account Interest	$13,378.78
Reserve Account Interest	$2,342.69
Servicer Advances	$-

Total Collections	$20,462,487.48

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$20,462,487.48
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,462,487.48

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$306,177.15	$-	$306,177.15	306,177.15
	Collection Account Interest					$13,378.78
	Late Fees & Other Charges					$47,844.79
Total due to Servicer						$367,400.72

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$172,161.27		$172,161.27
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$265,302.60		$265,302.60	265,302.60

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$19,724,695.16

7.	Regular Principal Distribution Amount:					19,303,008.76

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$19,303,008.76
	Class A-4 Notes				$-
	Class A Notes Total:		$19,303,008.76		$19,303,008.76
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$19,303,008.76		$19,303,008.76

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					421,686.40

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,115,826.04
Beginning Period Amount	$9,115,826.04
Current Period Amortization	$583,660.78
Ending Period Required Amount	$8,532,165.26
Ending Period Amount	$8,532,165.26
Next Distribution Date Required Amount	$7,969,509.55

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	11.38%	12.03%	12.03%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.50%	35,623	97.78%	$339,804,862.98
30 - 60 Days	1.13%	408	1.68%	$5,848,346.03
61 - 90 Days	0.32%	117	0.47%	$1,643,108.86
91-120 Days	0.05%	17	0.07%	$229,590.08
121 + Days	0.00%	0	0.00%	$-
Total		36,165		$347,525,907.95

Delinquent Receivables 30+ Days Past Due
Current Period	1.50%	542	2.22%	$7,721,044.97
1st Preceding Collection Period	1.44%	536	2.12%	$7,773,715.09
2nd Preceding Collection Period	1.40%	532	2.05%	$7,925,170.65
3rd Preceding Collection Period	1.40%	547	2.04%	$8,347,527.36
Four-Month Average	1.44%		2.11%

Repossession in Current Period		29		$328,951.98
Repossession Inventory		83		$261,729.40

Current Charge-Offs
Gross Principal of Charge-Offs				$809,246.22
Recoveries				$(420,650.27)
Net Loss				$388,595.95

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.27%

Average Pool Balance for Current Period				$357,469,242.72

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.30%
1st Preceding Collection Period				0.73%
2nd Preceding Collection Period				1.27%
3rd Preceding Collection Period				1.26%
Four-Month Average				1.14%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		66	2,250	$34,536,413.63
Recoveries		49	1,995	$(18,212,523.62)
Net Loss				$16,323,890.01
Cumulative Net Loss as a % of Initial Pool Balance				1.32%

Net Loss for Receivables that have experienced a Net Loss *		57	1,774	$16,356,827.75
Average Net Loss for Receivables that have experienced a Net Loss				$9,220.31

Principal Balance of Extensions				$3,365,085.45
Number of Extensions				225

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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